Note 11 - Senior Secured and Senior Unsecured Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Senior Secured Promissory Notes Payable [Text Block]

Note 10 - Senior Secured Notes Payable

March 2025 Senior Secured Notes

On March 18, 2025, we issued senior secured notes, or the March 2025 Notes, with an aggregate principal amount of $312,500. The aggregate gross proceeds from the issuance of the March 2025 Notes was $250,000. The March 2025 Notes include a 20% OID. The March 2025 Notes bore interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the March 2025 Notes) and such interest compounded each calendar month.

April 2025 Convertible Senior Secured Notes

On April 4, 2025, we issued convertible senior secured notes, or the April 2025 Notes, with an aggregate principal amount of $312,500. The aggregate gross and net proceeds from the issuance of the April 2025 Notes was $250,000, representing a 20% OID. The April 2025 Notes bore interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the April 2025 Notes) and such interest compounded each calendar month. We may at any time redeem all, but not less than all, of the remaining amount under the March 2025 Notes and April 2025 Notes in cash at a price equal to 120% of the remaining amount being redeemed as of such optional redemption date.

On May 2, 2025, the holders of the March 2025 Notes and the April 2025 Notes accepted in writing the Company’s payoff letter, pursuant to which the Company made a one-time payment to the foregoing holders in the aggregate amount of $300,000 for the March 2025 Notes and $300,000 for the April 2025 Notes, or the Payoff Amount, to retire and fully satisfy the balance of each of the March 2025 Notes and the April 2025 Notes of $312,500 at a discount. The March 2025 Notes and the April 2025 Notes automatically terminated upon our payment of such Payoff Amount and will be of no further effect.

Certain conversion and redemption features of the March 2025 Notes and April 2025 Notes would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreements, we elected the fair value option for the March 2025 Notes and the April 2025 Notes and recorded the loss on debt issuance within the accompanying condensed consolidated statements of operations at the end of each reporting period. The excess of the initial fair value of $374,000 of the March 2025 Notes over the proceeds received of $250,000 was recorded as loss on debt issuance in the amount of $124,000 during the six months ended June 30, 2025. Upon the payment of the Payoff Amount, we recorded a gain on debt extinguishment of $74,000 during the three months ended June 30, 2025 related to the difference between the $374,000 fair value of the March 2025 Notes upon issuance and the Payoff Amount of $300,000 for the March 2025 Notes. For the April 2025 Notes, we recognized an initial fair value of $300,000 and recorded a $50,000 loss on debt issuance during the three and six months ended June 30, 2025 related to the difference between the $250,000 in proceeds received and the $300,000 Payoff Amount for the April 2025 Notes.  Refer to Note 5, “Fair Value Measurements” for additional details regarding the fair value measurement.

Note 11 – Senior Secured and Senior Unsecured Notes Payable

On June 25, 2024, we issued senior secured notes with an aggregate principal amount of $0.3 million. The maturity date of such notes was June 25, 2025, unless extended at the holder’s option in accordance with the terms of the notes. On June 28, 2024, we issued additional senior secured notes with an aggregate principal amount of $0.1 million. The maturity date of such notes was June 28, 2025, unless extended at the holder’s option in accordance with the terms of the notes.

We collectively refer to such senior secured notes due 2025 as the June Senior Secured Notes. The aggregate gross proceeds from the issuances of the June Senior Secured Notes were $0.35 million. The June Senior Secured Notes included a 15% original issue discount and bore interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the June Senior Secured Notes) with such interest compounding each calendar month.

On July 3, 2024, we agreed to issue and sell to (i) an institutional investor an aggregate principal amount of $0.1 million in senior secured notes, or the July Secured Note, and (ii) an additional institutional investor an aggregate principal amount of $0.1 million in senior unsecured notes, or the July Unsecured Note, and together with the July Secured Note, the July 2024 Notes, for aggregate gross proceeds of $0.2 million. The July 2024 Notes included a 15% original issue discount and had a maturity date of July 3, 2025, unless extended at the holder’s option in accordance with the terms of the July 2024 Notes. The July 2024 Notes bore interest at 10% per annum on a 360-day and twelve 30-day month basis, payable monthly in cash and in arrears on each Interest Date (as defined in the applicable July 2024 Notes) with such interest compounding each calendar month. The interest rate would increase to 18% per annum upon the existence of an Event of Default (as defined in the applicable July 2024 Notes).

The July Secured Note was secured by first-priority security interests in all of our assets then presently existing, and constitutes a valid, first priority security interest in all of the assets that we later-acquire, as further defined in the July 2024 Secured Note.

Certain conversion and redemption features of the June Senior Secured Notes and the July 2024 Notes would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, we elected the fair value option for the June Senior Secured Notes and the July 2024 Notes and recorded the changes in the fair value within the accompanying consolidated statements of operations at the end of each reporting period. The excess of the initial fair value of $0.4 million of the June Senior Secured Notes over the proceeds received of $0.35 million was recorded to other expense in the amount of $41,000 during the year ended December 31, 2024. The excess of the initial fair value of $0.23 million of the July 2024 Notes over the proceeds received of $0.2 million was recorded to other expense in the amount of $27,000 during the year ended December 31, 2024. We used the proceeds from our First PIPE to extinguish the June Senior Secured Notes and the July 2024 Notes. Immediately prior to the extinguishment, the combined fair value of the June Senior Secured Notes and the July 2024 Notes was $0.7 million. We determined that the fair value of the instruments issued, which totaled $0.7 million, represented the fair value of the instruments extinguished, and therefore there was no gain or loss recognized on the extinguishment. Refer to Note 15, “Mezzanine Equity and Stockholders' Equity - Accounting for the First and Second Private Placements” for additional details. As of December 31, 2024, there are no June Senior Secured Notes or July 2024 Notes outstanding.